Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 56,629	$ 346,103
Amounts receivable	1,808,397	454,024
Prepaid expenses and deposits	234,091	308,153
Unbilled revenues	109,064
Assets held for sale	751,726	1,116,376
Total current assets	2,959,907	2,224,656
Other receivables		292,118
Intangible assets other than goodwill	1,602,728	1,843,589
Right-of-use asset	2,706,368
Property and equipment	8,732,046	8,221,477
Total assets	16,001,049	12,581,840
Current Liabilities
Bank indebtedness		39,464
Trade and other current payables	4,035,983	3,705,748
Income tax payable	380,863
Interest payable	357,913	408,152
Deferred revenue	443,500	182,878
Customer deposits	8,526,085
Current portion of lease liabilities	206,079
Convertible debentures	745,000	1,387,624
Promissory note payable		1,780,822
Loans payable	1,263,055	1,537,930
Loans from related parties	4,060,187	2,616,584
Total current liabilities	20,018,665	11,659,202
Long-term portion of lease liabilities	2,497,050
Bonds payable	1,787,351	865,937
Deferred income tax liability	0	322,289
Total Liabilities	24,303,066	12,847,428
Shareholders' Deficiency
Share capital	16,876,382	16,876,382
Share subscriptions	(30,000)	(30,000)
Contributed surplus	2,303,721	2,089,462
Non-controlling interest	(3,357,287)	162,471
Deficit	(23,585,459)	(19,009,676)
Accumulated other comprehensive loss	(509,374)	(354,227)
Total Shareholders' Equity	(8,302,017)	(265,588)
Total Equity and Liabilities	$ 16,001,049	$ 12,581,840